Derivatives and Hedging	12 Months Ended
Dec. 31, 2014
Derivatives and Hedging [Abstract]
Derivatives and Hedging
6. Derivatives and Hedging

The Partnership’s objective is to profit from speculative trading in Futures Interests. Therefore, the Trading Advisor for the Partnership will take speculative positions in Futures Interests where it feels the best profit opportunities exist for its trading strategy. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

On January 1, 2013, the Partnership adopted ASU 2011-11, “Disclosure about Offsetting Assets and Liabilities” and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 created a new disclosure requirement about the nature of an entity’s rights to setoff and the related arrangements associated with its financial instruments and derivative instruments, while ASU 2013-01 clarified the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of  U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The new guidance did not have a significant impact on the Partnership’s financial statements.

As of December 31, 2014, approximately 69.78% of the Partnership’s  total investments are futures contracts which are exchange-traded while approximately 30.22% are forward contracts which are off-exchange traded.

The following tables summarize the valuation of the Partnership’s investments as of December 31, 2014 and 2013, respectively.

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	12,491,366	(2,280,167)	10,211,199
Forwards	2,508,601	(1,630,419)	878,182

Total Assets	14,999,967	(3,910,586)	11,089,381

Liabilities
Futures	(2,280,167)	2,280,167	–
Forwards	(1,630,419)	1,630,419	–

Total Liabilities	(3,910,586)	3,910,586	–

Unrealized currency loss			(97,932)

Total net unrealized gain on open contracts			10,991,449

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	10,656,264	(4,814,486)	5,841,778
Forwards	2,817,116	(359,643)	2,457,473

Total Assets	13,473,380	(5,174,129)	8,299,251

Liabilities
Futures	(4,814,486)	4,814,486	–
Forwards	(359,643)	359,643	–

Total Liabilities	(5,174,129)	5,174,129	–

Unrealized currency loss			(284,357)

Total net unrealized gain on open contracts			8,014,894

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014
Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	200,049	(1,439,346)	5,341,142	(411,367)	3,690,478	3,481
Equity	1,829,639	(1,023,020)	7,571	(351,924)	462,266	2,032
Foreign currency	272,443	(149,100)	1,960,060	(166,140)	1,917,263	3,005
Interest rate	5,377,201	(367,953)	11,862	(1,736)	5,019,374	7,382
Total	7,679,332	(2,979,419)	7,320,635	(931,167)	11,089,381
Unrealized currency loss					(97,932)
Total net unrealized gain on open contracts					10,991,449

December 31, 2013
Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	384,705	(1,445,582)	2,808,187	(505,931)	1,241,379	3,708
Equity	6,045,517	–	440	(542,522)	5,503,435	3,144
Foreign currency	1,399,755	(184,321)	1,526,651	(200,642)	2,541,443	7,647
Interest rate	9,355	(1,791,931)	1,298,770	(503,200)	(987,006)	8,798
Total	7,839,332	(3,421,834)	5,634,048	(1,752,295)	8,299,251
Unrealized currency loss					(284,357)
Total net unrealized gain on open contracts					8,014,894

The following tables summarize the net trading results of the Partnership for the years ended December 31, 2014, 2013, and 2012, respectively.

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	440,687	4,744,029	(25,656,631)
Equity	(5,491,580)	46,697,833	11,644,684
Foreign currency	18,894,085	(3,283,896)	(10,314,789)
Interest rate	29,324,159	(16,467,980)	14,570,878
Unrealized currency gain (loss)	186,425	210,469	(148,604)
Total	43,353,776	31,900,455	(9,904,462)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	40,377,221	28,140,076	(8,986,897)
Net change in unrealized	2,976,555	3,760,379	(917,565)
Total Trading Results	43,353,776	31,900,455	(9,904,462)